AQR Managed Futures Strategy HV Fund Expense Example - AQR Managed Futures Strategy HV Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 442
Expense Example, with Redemption, 3 Years	1,335
Expense Example, with Redemption, 5 Years	2,238
Expense Example, with Redemption, 10 Years	4,542
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	468
Expense Example, with Redemption, 3 Years	1,410
Expense Example, with Redemption, 5 Years	2,358
Expense Example, with Redemption, 10 Years	4,755
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	429
Expense Example, with Redemption, 3 Years	1,297
Expense Example, with Redemption, 5 Years	2,178
Expense Example, with Redemption, 10 Years	$ 4,437